Summary of Significant Accounting Policies - Schedule of Class a Common Stock Effects are Anti-Dilutive (Details) - Common Stock [Member] - Class A Common Stock [Member] - shares	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Class a Common Stock Effects are Anti-Dilutive [Abstract]
Convertible debt and liabilities		305,837	312,960	503,549	263,016
Options		926,373	993,270	953,892	932,592
Warrants		8,056,087	8,056,087	8,056,087	8,156,087
Total	12,000	9,288,297	9,362,317	9,513,528	9,351,695